RESEARCH AND DEVELOPMENT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RESEARCH AND DEVELOPMENT EXPENSES

	Year Ended December 31
	2023	2022	2021

Payroll and related expenses	$1,758	$867	$510
Subcontractor and outsourced work	2,331	3,362	2,477
Share-based compensation	532	-	-
Legal fees	-	20	99
Pilot expenses and other	130	212	136
Research and development expense	$4,751	$4,462	$3,222